Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005490 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000005490 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005490 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005490 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005490 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005490 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005490 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005490 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005490 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005490 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005490 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000005490 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000005490 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000005490 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005490 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005490 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005491 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000005491 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005491 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005491 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005491 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005491 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005491 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005491 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005491 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005491 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005491 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000005491 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000005491 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000005491 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005491 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005491 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005492 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000005492 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005492 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005492 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005492 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005492 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005492 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005492 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005492 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005492 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005492 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000005492 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000005492 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000005492 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005492 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005492 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244821 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000244821 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244821 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000244821 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244821 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244821 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244821 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244821 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244821 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244821 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244821 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000244821 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000244821 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000244821 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000244821 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244821 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%